Commitments And Contingencies (Disclosure Of Obligation For Firm Transportation Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies [Line Items]
2012	$ 16,105
2013	11,916
2014	9,431
2015	1,661
2016
Thereafter
Total firm transportation commitments	$ 39,113